(Loss) Earnings Per Share - Schedule of Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Net income (loss) attributable to shareholders of Teekay Corporation	$ (123,182)	$ 82,151	$ (54,757)
The Company's portion of the Inducement Premium and Exchange Contribution charged to retained earnings by Teekay Offshore	(4,993)	0	0
Net income (loss) attributable to shareholders of Teekay Corporation for diluted income (loss) per share	(128,175)	82,151	(54,757)
The Company's portion of the Inducement Premium and Exchange Contribution charged to retained earnings by Teekay Offshore (note 15e)	(25)	(227)	0
Net (loss) income attributable to shareholders of Teekay Corporation for diluted income (loss) per share	$ (128,200)	$ 81,924	$ (54,757)
Weighted average number of common shares (shares)	79,211,154	72,665,783	72,066,008
Dilutive effect of stock-based compensation (shares)	0	524,781	0
Common stock and common stock equivalents (shares)	79,211,154	73,190,564	72,066,008
(Loss) Earnings per common share:
Basic (dollars per share)	$ (1.62)	$ 1.13	$ (0.76)
Diluted (dollars per share)	$ (1.62)	$ 1.12	$ (0.76)